STOCK OPTIONS AND RESTRICTED STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
STOCK OPTIONS AND RESTRICTED STOCK [Abstract]
STOCK OPTIONS AND RESTRICTED STOCK

9 - STOCK OPTIONS AND RESTRICTED STOCK

Stock Options

In December 2009, the Company adopted the 2009 Stock Incentive Plan. In April 2014 the Company amended the 2009 Stock Incentive Plan to increase the number of shares authorized to 3,200,437. As of June 30, 2014 there are 2,407,370 shares available for issuance to eligible employees, nonemployees and consultants. This number is subject to adjustment in the event of a stock split, reverse stock split, stock dividend, or other change in the Company's capitalization.

Generally, shares that are expired, terminated, surrendered or cancelled without having been fully exercised will be available for future awards. In addition, shares of common stock that are tendered to the Company by a participant to exercise an award are added to the number of shares of common stock available for the grant of awards.

During the six months ended June 30, 2014, no stock options were granted to employees or directors. The vesting of employee and director awards is time-based and the restrictions typically lapse 25% after 12 months and monthly thereafter for the next 36 months for employees and annually over three years for directors.

During the six months ended June 30, 2014, no stock options were granted to nonemployees in exchange for services. Vesting on non-employee awards is time-based and the vesting period is generally over three years.

Stock option expense for employees was $9,448 and $8,653 for the six months ended June 30, 2014 and 2013, respectively, while non-employee stock option expense was $2,231 and $1,423, respectively, for the six months ended June 30, 2014 and 2013. Stock option expense for employees was $4,700 and $4,220 for the three months ended June 30, 2014 and 2013, respectively, while non-employee stock option expense was $606 and $188, respectively, for the three months ended June 30, 2014 and 2013.

A summary stock option activity for the six months ended June 30, 2014 is as follows:

	Number of Options	Weighted Average Exercise Price Per Share
December 31, 2013, Outstanding	793,067	$0.24
Granted	-	-
Exercised	-	-
Forfeited	-	-
June 30, 2014, Outstanding	793,067	$0.24

Exercisable	446,102	$0.21

Summary information regarding the options outstanding and exercisable at June 30, 2014 is as follows:

Outstanding				Exercisable
Exercise Prices	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable (in shares)	Weighted Average Exercise Price
$0.01	72,500	6.26	$0.01	72,500	$0.01
$0.23	205,667	7.41	$0.23	170,698	$0.23
$0.27	514,900	8.50	$0.27	202,904	$0.27
	793,067			446,102

The intrinsic value of options exercisable at June 30, 2014 was $25,678. The aggregate intrinsic value was calculated as the difference between the exercise price of the stock options and the fair value of the underlying common stock as of the balance sheet date.

Restricted Stock

Restricted stock expense was $137,342 and $69,924 for the six months ended June 30, 2014 and 2013, respectively, and $12,420 and $34,945 for the three months ended June 30, 2014 and 2013, respectively.

A summary of restricted stock activity for the six months ended June 30, 2014 is as follows:

	Number of shares	Weighted Average Grant Date Fair Value
Balance of unvested restricted stock at December 31, 2013	1,009,914	0.25
Issuance of restricted stock	-	-
Vested	(602,064)	(0.24)
Balance of unvested restricted stock at June 30, 2014	407,850	0.27

9 - STOCK OPTIONS AND RESTRICTED STOCK

Stock Options

In December 2009, the Company adopted the 2009 Stock Incentive Plan. The 2009 Stock Incentive Plan provides for the granting of incentive and non-statutory stock options, restricted stock, restricted stock units and other equity awards to employees, officers, directors, consultants and advisors of the Company. Provisions such as vesting, repurchase, and exercise conditions and limitations are determined by the Board of Directors on the grant date. Under the terms of the Company's 2009 Stock Incentive Plan, options expire 10 years after the date of grant. The Company initially reserved 2,500,000 shares of common stock under the 2009 Stock Incentive Plan for issuance to eligible employees, nonemployees and consultants. In April 2011, the Company decreased number of shares in its 2009 Stock Incentive Plan to 971,204, in June 2012 increased shares 1,407,427 and in September 2012 increased shares to 1,623,556. This number is subject to adjustment in the event of a stock split, reverse stock split, stock dividend, or other change in the Company's capitalization.

Generally, shares that are expired, terminated, surrendered or cancelled without having been fully exercised will be available for future awards. In addition, shares of common stock that are tendered to the Company by a participant to exercise an award are added to the number of shares of common stock available for the grant of awards.

During the years ended December 31, 2013 and 2012 the Company granted 130,000 and 419,900 stock options, respectively, to certain employees and directors. The vesting of these awards is time-based and the restrictions typically lapse 25% after 12 months and monthly thereafter for the next 36 months for employees and annually over three years for directors.

During the years ended December 31, 2013 and 2012 the Company granted 0 and 50,000 stock options, respectively, to certain nonemployees in exchange for certain consulting services.

Vesting on these awards is time-based and the vesting period is generally over three years. Stock option expense for employees was $19,472 and $11,661 for the years ended December 31, 2013 and 2012, respectively, while non-employee stock option expense was $6,542 and $6,775, respectively, for the years ended December 31, 2013 and December 31, 2012.

A summary stock option activity for the years ended December 31, 2013 and 2012 are as follows:

	Number of Options	Weighted Average Exercise Price Per Share
January 1, 2012, Outstanding	359,743	$0.15
Granted	469,900	0.26
Exercised	(101,576)	0.12
Forfeited	(15,000)	0.27
December 31, 2012, Outstanding	713,067	$0.23
Granted	130,000	0.27
Exercised	-	-
Forfeited	(50,000)	0.27
December 31, 2013, Outstanding	793,067	$0.24

Exercisable	395,056	$0.20

Summary information regarding the options outstanding and exercisable at December 31, 2013 is as follows:

Outstanding				Exercisable
Exercise Prices	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable (in shares)	Weighted Average Exercise Price
$0.01	72,500	6.76	$0.01	72,500	$0.01
$0.23	205,667	7.10	$0.23	148,552	$0.23
$0.27	514,900	8.95	$0.27	174,004	$0.27
	793,067			395,056

The intrinsic value of options exercisable at December 31, 2013 was $24,792. The aggregate intrinsic value was calculated as the difference between the exercise price of the stock options and the fair value of the underlying common stock as of the balance sheet date.

Restricted Stock

In February 2011, the Company issued a total of 393,750 shares of the Company's common stock to an executive of the Company as consideration for services. The fair value of these shares was $3,938 at the issuance date. The shares are subject to repurchase restrictions that lapse over a 41-month period, with 160,787 shares vesting in 2011 and the remaining shares vesting in equal monthly installments thereafter over the vesting period.

In connection with the issuance of Series A Preferred Stock for consideration during April of 2011, the Company placed vesting restrictions on 1,565,295 common shares held by three founders and a director of the Company. The total fair value of the shares at the date of issuance was $360,018. The shares vested 25% upon issuance, with 25% vesting on the first year anniversary date and the balance vesting over evenly over 24 months.

In 2011, the Company issued a total of 100,000 shares of the Company's common stock to an executive of the Company as consideration for services. The fair value of these shares was $23,000. The shares are subject to repurchase restrictions that lapse over a 4-year period, with one-third of the shares vesting in four equal quarterly installments over the first year, and two-thirds of the shares vesting in equal monthly installments thereafter over the vesting period.

In 2013, the Company issued a total of 1,648,000 shares of the Company's common stock to two executives of the Company and consultants (see note 7) as consideration for services. The fair value of these shares was $444,960. The restricted stock awards issued to executives are subject to repurchase restrictions that lapse over a 4-year period, with the shares vesting over 48 months.

Restricted stock expense was $341,048 and $113,131 for the year ended December 31, 2013 and December 31, 2012, respectively.

A summary of restricted stock activity for the years ended December 31, 2013 and 2012 is as follows:

	Number of shares	Weighted Average Grant Date Fair Value
Balance of unvested restricted stock at January 1, 2012	1,498,601	$0.20
Vested	(775,118)	(0.20)
Balance of unvested restricted stock at December 31, 2012	723,483	0.19
Issuance of restricted stock	1,648,000	0.27
Vested	(1,361,569)	(0.24)
Balance of unvested restricted stock at December 31, 2013	1,009,914	$0.25